LEASES (Narrative) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) ft² Vehicles	Dec. 31, 2020 ILS (₪) ft² Vehicles	Jan. 02, 2019 USD ($)
DisclosureOfFinanceLeaseAndOperatingLeaseByLesseeLineItems [Line Items]
Subsidiaries lease, area | ft²	3,000	3,000
Subsidiaries lease, monthly rent	$ 37
Subsidiaries lease, expiration date	Oct. 31, 2022	Oct. 31, 2022
Subsidiaries lease, extention period	3 years	3 years
Number of vehicles in operating lease arrangements | Vehicles	14	14
Period of vehicles operating lease arrangements	three years	three years
Depreciation expenses	$ 427
Re-classified to leasehold improvements	144
Amount of lease liability under long term debt and current maturity	$ 1,741		$ 2,522
Minimum [Member]
DisclosureOfFinanceLeaseAndOperatingLeaseByLesseeLineItems [Line Items]
Weighted average incremental borrowing	0.10%
Maximum [Member]
DisclosureOfFinanceLeaseAndOperatingLeaseByLesseeLineItems [Line Items]
Weighted average incremental borrowing	6.70%
NIS [member]
DisclosureOfFinanceLeaseAndOperatingLeaseByLesseeLineItems [Line Items]
Subsidiaries lease, monthly rent | ₪		₪ 119